Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation [Abstract]
Summary of stock option activity and related information
The following summary reflects stock option activity and related information for the year ended December 31, 2013:

Stock Options	Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
	(Millions)		(Millions)
Outstanding at December 31, 2012	6.9	$19.10
Granted	0.9	$33.57
Exercised	(1.1)	$13.34
Outstanding at December 31, 2013	6.7	$21.82	$112
Exercisable at December 31, 2013	5.0	$18.70	$98

Estimated fair value at date of grant of options for common stock granted
The estimated fair value at date of grant of options for our common stock granted in each respective year, using the Black-Scholes option pricing model, is as follows:

	2013	2012	2011
Weighted-average grant date fair value of options for our common stock granted during the year, per share	$5.94	$5.65	$6.28
Weighted-average assumptions:
Dividend yield	4.3%	3.7%	3.6%
Volatility	29.7%	30.0%	34.6%
Risk-free interest rate	1.4%	1.3%	2.8%
Expected life (years)	6.5	6.5	6.5

Summary of nonvested restricted stock unit activity and related information
The following summary reflects nonvested restricted stock unit activity and related information for the year ended December 31, 2013.

Restricted Stock Units Outstanding	Shares	Weighted- Average Fair Value*
	(Millions)
Nonvested at December 31, 2012	3.9	$22.49
Granted	1.2	$30.43
Forfeited	(0.1)	$27.27
Vested	(1.5)	$17.82
Nonvested at December 31, 2013	3.5	$27.16
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*
Performance-based shares are valued utilizing a Monte Carlo valuation method using measures of total shareholder return. All other shares are valued at the grant-date market price or the grant-date market price less dividends projected to be paid over the vesting period. Restricted stock units generally vest after three years.

Other restricted stock unit information

Value of Restricted Stock Units	2013	2012	2011
Weighted-average grant date fair value of restricted stock units granted during the year, per share	$30.43	$20.61	$23.31
Total fair value of restricted stock units vested during the year ($’s in millions)	$27	$22	$35